Cash Flow Information - Schedule of Non-Cash Investing and Financing Activities Related to Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Rights offering (Note 14 (e))		$ 493,673
Interest settlement on convertible credit facility (Note 10)	8,000	4,000
Total non-cash investing and financing activities	$ 8,000	$ 497,673